091-02299

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |

Estimated avera... 2.00

07082545

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**MSCI BRIC Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**BKF**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**New York Stock Exchange, Bombay Stock Exchange, Bovespa (State of São Paulo Stock Exchange), Frankfurt Stock Exchange, Hong Kong Stock Exchange, London Stock Exchange, National Stock Exchange of India, RTS Stock Exchange, Shenzhen Stock Exchange, Moscow Interbank Currency Exchange (MICEX)**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

RECEIVED
2007 NOV 19 AM 4:04
SEC / MR

PROCESSED
DEC 10 2007
THOMSON
FINANCIAL

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Mary Yeager**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2062**

Manual Signature of Official Responsible for Form:

Mary Yeager

**November 16, 2007**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | NOV 19 2007 |

SEC 2449 (1/99)

**Mary Yeager**
*Corporate Secretary*

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

**Via Overnight Mail**

November 16, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

RECEIVED
2007 NOV 19 AM 4:04
SEC / MR

Re: **Form 19b-4(e) – iShares, Inc. and iShares Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following security:

- iShares Trust, iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (Ticker Symbol IFGL);
- iShares Trust, iShares FTSE EPRA/NAREIT Europe Index Fund (Ticker Symbol IFEU);
- iShares Trust, iShares FTSE EPRA/NAREIT Asia Index Fund (Ticker Symbol IFAS);
- iShares Trust, iShares FTSE EPRA/NAREIT North America Index Fund (Ticker Symbol IFNA);
- iShares Trust, iShares FTSE Development Small Cap ex-North America Index (Ticker Symbol IFSM);
- iShares Trust, iShares S&P Asia 50 Index Fund (Ticker Symbol AIA);
- iShares, Inc., iShares MSCI BRIC Index Fund (Ticker Symbol BKF); and
- iShares, Inc., iShares MSCI Chile Index Fund (Ticker Symbol ECH).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | NOV 19 2007 |

END